111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

April 24, 2019

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 433 (the “Fund”)

(File No. 333-230260) (CIK# 1770193)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on March 14, 2019. We received comments from the staff of the Commission requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The comment requests that disclosure of the Fund’s market capitalization policy be added to the prospectus along with any corresponding risks of such investments to the “Investment Summary—Principal Risk Considerations” section of the prospectus. Disclosure has been added in accordance with the staff’s comment.

The comment also requests that disclosure of any credit quality or maturity policy that the Sponsor will use to select the ETFs be added to the prospectus along with any corresponding risks of such investments to the “Investment Summary—Principal Risk Considerations” section of the prospectus. Disclosure has been added in accordance with the staff’s comment.

Comment 2

The comment requests that disclosure be added to the prospectus describing that since the Trust is not actively managed, the 60%/40% allocation may change due to market appreciation or depreciation. Disclosure has been added in accordance with the staff’s comment.

Comment 3

The comment requests that if the Trust will be concentrated in any industries, that the prospectus identify such industries and disclose any corresponding risks of such industries in the “Investment Summary—Principal Risk Considerations” section of the prospectus. If the final portfolio includes a concentration in any industry, appropriate disclosures will be added to the prospectus in accordance with the staff’s comment.

Comment 4

The comment requests that disclosure of the types of fixed income securities in which the ETFs invest be added to the prospectus along with any corresponding risks of such fixed income securities. Disclosure has been added in accordance with the staff’s comment.

The comment also requests that disclosure of the other investments held by the ETFs in which the Trust invests to the extent these investments constitute part of the principal investment strategy of the Trust. The Sponsor has indicated that it is not a part of the principal investment strategy of the Trust to seek ETFs that include other investments as part of their investment strategies.

Comment 5

The comment requests that a description of what constitutes a “strong and stable balance sheet” as referred to the in “Equity Securities Quality” section of the “Investment Summary—Principal Investment Strategy” of the prospectus be included. Disclosure has been added in accordance with the staff’s comment.

Comment 6

The comment requests that disclosure be added to the “Investment Summary—Principal Investment Strategy” section of the prospectus explaining that the trust may invest in foreign issuers, including those in emerging markets. Disclosure has been added in accordance with the staff’s comment.

Comment 7

The comment requests that disclosure be added to the “Investment Summary—Principal Investment Strategy” section of the prospectus explaining that the ETFs held by the trust may invest in below investment grade (i.e., “junk”) securities. Disclosure has been added in accordance with the staff’s comment.

Comment 8

The comment requests that disclosure be added to the “Investment Summary—Principal Investment Strategy” section of the prospectus explaining that the ETFs held by the trust may invest in convertible securities. Disclosure has been added in accordance with the staff’s comment.

The comment also requests additional disclosure if the ETFs held by the trust will invest in contingent convertible securities (“CoCos”). The Sponsor has indicated that investing in ETFs that invest in CoCos is not a part of the principal investment strategy for the trust.

Comment 9

The comment requests that disclosure be added to the “Investment Summary—Principal Investment Strategy” section of the prospectus explaining that the ETFs held by the trust may invest in senior loans. Disclosure has been added in accordance with the staff’s comment.

Comment 10

The comment requests that the prospectus identify which of the various risks included under the “Risk Considerations” section of the prospectus are principal risks, and which are non-principal risks. Disclosure has been added in accordance with the staff’s comment.

Comment 11

The comment requests that disclosure be added to the “Investment Summary—Principal Investment Strategy” section of the prospectus explaining that the ETFs held by the trust may invest in derivatives. Disclosure has been added in accordance with the staff’s comment.

Comment 12

The comment requests to confirm that if the Trust will invest in business development companies, then the expenses of these companies will be reflected in the “Acquired Fund Fees and Expenses” line of the Trust’s fee table in the Prospectus. The Sponsor has confirmed that it is not anticipated that the Trust will invest in business development companies, but if the Trust invests in business development companies, then the expenses of these companies will be reflected in the “Acquired Fund Fees and Expenses” line of the Trust’s fee table in the Prospectus.

Comment 13

The comment requests additional disclosure if the trust will invest in inverse or leveraged ETFs. The Sponsor has indicated that the Trust will not invest in inverse or leveraged ETFs.

Comment 14

The comment requests to advise whether the Sponsor has submitted or expects to submit any exemptive applications or no-action requests in connection with the registration statement.

The Sponsor has not submitted and does not expect to submit any additional exemptive applications or no-action requests in connection with the registration statement.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on July 16, 2019, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Securities and Exchange Commission (the “Commission”) at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP